Shareholder Report, Holdings (Details)	Jan. 31, 2026
C 000033068 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C 000033068 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C 000033068 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C 000033068 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000033068 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000033068 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C 000033068 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C 000033068 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C 000033068 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C 000033068 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C 000033068 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C 000033068 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C 000033068 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C 000033068 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C 000033068 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C 000033068 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000033068 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033068 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C 000033068 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C 000033068 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C 000033068 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000033068 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C 000033068 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000033068 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C 000033069 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C 000033069 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C 000033069 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C 000033069 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000033069 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000033069 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C 000033069 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C 000033069 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C 000033069 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C 000033069 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C 000033069 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C 000033069 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C 000033069 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C 000033069 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C 000033069 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C 000033069 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000033069 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033069 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C 000033069 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C 000033069 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C 000033069 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000033069 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C 000033069 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000033069 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C 000033070 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C 000033070 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C 000033070 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C 000033070 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000033070 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000033070 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C 000033070 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C 000033070 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C 000033070 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C 000033070 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C 000033070 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C 000033070 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C 000033070 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C 000033070 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C 000033070 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C 000033070 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000033070 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033070 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C 000033070 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C 000033070 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C 000033070 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000033070 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C 000033070 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000033070 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C 000033067 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C 000033067 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C 000033067 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C 000033067 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000033067 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000033067 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C 000033067 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C 000033067 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C 000033067 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C 000033067 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C 000033067 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C 000033067 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C 000033067 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C 000033067 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C 000033067 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C 000033067 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000033067 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033067 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C 000033067 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C 000033067 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C 000033067 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000033067 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C 000033067 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000033067 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%